Revenues from contracts with customers	3 Months Ended
Mar. 31, 2020
Revenues from contracts with customers
Revenues from contracts with customers

4 Revenues from contracts with customers

in EUR k	Three months ended March 31, 2019
	Pharmaceutical	Diagnostics	Total
Rendering of services	3,806	6,585	10,391
Sales of goods	324	—	324
Total Revenues from contracts with external customers	4,130	6,585	10,715

Recognized over time	3,456	6,585	10,041
Recognized at a point in time	674	—	674
Total Revenues from contracts with external customers	4,130	6,585	10,715

Geographical information
Europe	2	1,528	1,530
—Germany*	—	62	62
Middle East	—	3,522	3,522
—Saudi Arabia#	—	1,687	1,687
North America	4,128	677	4,805
—United States#	4,128	408	4,536
Latin America	—	638	638
Asia Pacific	—	220	220
Total Revenues from contracts with external customers	4,130	6,585	10,715

* country of the incorporation of Centogene AG

#  countries contributing more than 10% of the Group’s  total consolidated revenues for the three months ended March 31, 2019

in EUR k	Three months ended March 31, 2020
	Pharmaceutical	Diagnostics	Total
Rendering of services	4,274	7,555	11,829
Sales of goods	276	—	276
Total Revenues from contracts with external customers	4,550	7,555	12,105

Recognized over time	4,274	7,555	11,829
Recognized at a point in time	276	—	276
Total Revenues from contracts with external customers	4,550	7,555	12,105

Geographical information
Europe	44	1,617	1,661
—Germany*	19	73	92
—Netherlands**	—	3	3
Middle East	3	4,415	4,418
—Saudi Arabia#	—	3,033	3,033
North America	4,503	620	5,123
—United States#	4,503	471	4,974
Latin America	—	746	746
Asia Pacific	—	157	157
Total Revenues from contracts with external customers	4,550	7,555	12,105

*  country of the incorporation of Centogene AG

** country of the incorporation of Centogene N.V.

#  countries contributing more than 10% of the Group’s  total consolidated revenues for the three months ended March 31, 2020

We collaborated with the majority of our pharmaceutical partners on a worldwide basis in 2019 and 2020. In addition, in cases where our pharmaceutical partners are developing a new rare disease treatment, it is generally anticipated that the final approved treatment will be made available globally. As a result, we allocate the revenues of our pharmaceutical segment by geographical region by reference to the location where each pharmaceutical partner mainly operates, which is based on the region from which most of their revenues are generated. The allocation of revenues in our diagnostics segment is based on the location of each customer.

During the three months ended March 31, 2020, revenues from one pharmaceutical partner represented 26.4% of the Group's total revenues (the three months ended March 31, 2019: 27.4%).

During the three months ended March 31, 2019, we have entered into a collaboration with an existing pharmaceutical partner, of which upfront fees totaling EUR 350k, representing the transaction price allocated to the one-off transfer of the Group's intellectual property, were received and recognized as revenues.  No such revenues were recognized in the three months ended March 31, 2020.

The Group recognized impairment losses on receivables and contract assets arising from contracts with customers, included under Other operating expenses in the consolidated statement of comprehensive loss, amounting to EUR 1,174k for the three months ended March 31, 2020 (for the three months ended March 31, 2019: EUR 340k).